Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets [Member]
Schedule of Other Assets	Other assets consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Deposit of Haicang property	$4,546	$4,575
Other current assets	14	56
Total	$4,560	$4,631